Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	OPPENHEIMER REAL ESTATE FUND
Prospectus Date	rr_ProspectusDate	Jun. 29, 2017
Document Creation Date	dei_DocumentCreationDate	May 17, 2018